Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended			38 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Disclosure of transactions between related parties [line items]
Management fee expense		$ 21,000,000	$ 13,000,000	$ 26,000,000
Services received, deferred financing costs capitalized, related party transactions		4,000,000
Services received, prepayments capitalized, related party transactions		1,000,000
Services received, net of amounts capitalized, related party transactions	[1]	16,000,000	13,000,000	23,000,000
Royalty fees		$ 43,000,000	22,000,000	113,000,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Average credit period, receivables		45 days
Average credit period, payables		45 days
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Royalty fees		$ 42,000,000	$ 22,000,000	$ 110,000,000
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member]
Disclosure of transactions between related parties [line items]
Royalty fee cap, annual increase, percent		20.00%
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees					$ 20,000,000
Sands Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
The Venetian Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
The Plaza Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
Subsequent casino gaming properties [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues		1.50%
Royalty fee cap, annual increase, percent		20.00%
Subsequent casino gaming properties [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees		$ 20,000,000

[1]	Total management fees for the years ended December 31, 2019, 2020 and 2021 included US$24 million, US$3 million and US$3 million charged by third parties and US$23 million, US$13 million and US$16 million charged by related parties, net of amounts capitalized, respectively. Refer to Note 25(a)(ii) for further information.